Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION — The consolidated financial statements include the accounts of ePlus inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The accounts of acquired businesses are included in the consolidated financial statements from the dates of acquisition.

USE OF ESTIMATES
USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the US requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Estimates are used when accounting for items and matters including, but not limited to, revenue recognition, vendor consideration, goodwill and intangible assets, allowance for credit losses, inventory obsolescence, and the recognition and measurement of income tax assets and other provisions and contingencies. We base our estimates on historical experience and on various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from these estimates.

ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES — We maintain an allowance for credit losses related to our accounts receivable and financing receivables. We record an expense in the amount necessary to adjust the allowance for credit losses to our current estimate of expected credit losses on financial assets. We estimate expected credit losses based on our internal rating of the customer’s credit quality, our historical credit losses, current economic conditions, and other relevant factors. Prior to providing credit, we assign an internal rating for each customer’s credit quality based on the customer’s financial status, rating agency reports and other financial information. We review our internal ratings for each customer at least annually or when there is an indicator of a change in credit quality, such as a delinquency or bankruptcy. We write off receivables when we deem them to be uncollectable.

BUSINESS COMBINATIONS
BUSINESS COMBINATIONS — We account for business combinations using the acquisition method, which requires that the total purchase price for the acquired entity be allocated to the assets acquired and liabilities assumed. With limited exceptions, we measure most assets acquired and liabilities assumed based on their fair values at the acquisition date. We apply Accounting Standards Codification (“Codification”) Topic 606, Contracts with customers (“Codification Topic 606”), to recognize and measure contract assets and contract liabilities from contracts with customers. Our allocation process requires an analysis of intangible assets, such as customer relationships, trade names, acquired contractual rights and legal contingencies to identify and record all assets acquired and liabilities assumed.
We record any premium paid over the fair value of the acquired net assets as goodwill. Our initial purchase price allocations are subject to revision within the measurement period, not to exceed one year from the date of acquisition. We include the results of operations for the acquired company in our financial statements from the acquisition date.

CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS — Cash and cash equivalents consist primarily of interest-bearing accounts and money market funds that consist of short-term US treasury securities. We consider all highly liquid investments, including those with an original maturity of three months or less at the date of acquisition, to be cash equivalents. As of March 31, 2025, and March 31, 2024, there were no restrictions on the withdrawal of funds from our money market funds.

CONCENTRATIONS OF RISK
CONCENTRATIONS OF RISK — Financial instruments that potentially subject us to concentrations of credit risk include cash and cash equivalents, short-term investments, accounts receivable, and financing receivables. Cash and cash equivalents may include short-term investments that are maintained principally with financial institutions in the US. Our accounts receivable-trade balance on both March 31, 2025, and March 31, 2024 included approximately 17% concentration of invoices due from Verizon Communications Inc. Our risk on our accounts receivable and financing receivables is reduced by having a broad customer base in a diverse range of industries and through the ongoing evaluation of collectability of our portfolio. Our credit risk is further mitigated by transferring certain of our financing receivables to financial institutions on a non-recourse basis and, for our lease receivables, by owning the underlying asset. A substantial portion of our sales are products from Cisco Systems, which represented approximately 32%, 44%, and 40%, of our net sales for the years ended March 31, 2025, 2024, and 2023, respectively.

CONTRACT ASSETS	CONTRACT ASSETS — We recognize contract assets when we recognize revenue and our right to consideration is conditioned on our future performance.
CONTRACT LIABILITIES	CONTRACT LIABILITIES — We recognize contract liabilities when cash payments are received or due in advance of our performance.
DEFERRED COSTS
DEFERRED COSTS — When a contract is within the scope of Codification Topic 606, we defer costs of fulfilling the contract when they generate or enhance resources that will be used by us in satisfying performance obligations in the future. Additionally, we capitalize costs that are incremental to obtaining the contracts, predominately sales commissions, and expense them in proportion to each completed contract performance obligation. Our long-term deferred costs are included in our consolidated balance sheets as part of property, equipment, and other assets—net.

EARNINGS PER SHARE
EARNINGS PER SHARE — Basic earnings per share is calculated by dividing net earnings attributable to common stockholders by the basic weighted average number of shares of common stock outstanding during each period. Diluted earnings per share reflects the potential dilution of securities that could participate in our earnings, including restricted stock awards during each period.

FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT — We follow the guidance in Codification Topic 820 Fair Value Measurements (“Codification Topic 820”) which governs how to measure fair value for financial reporting. This topic defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. This topic also establishes a fair value hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value:
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Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
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Level 2 – Inputs other than quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in active markets, that are observable for the asset or liability, either directly or indirectly.
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Level 3 – Unobservable inputs for the asset or liability. The fair values are determined based on model-based techniques such as discounted cash flow models using inputs that we could not corroborate with market data.

FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS — For financial instruments such as cash, short-term investments, accounts receivables, accounts payable and other current liabilities, we consider the recorded value of the financial instruments to approximate the fair value due to their short maturities. On March 31, 2025, the carrying amounts of our notes receivable and non-recourse payables were $221.7 million and $38.8 million, respectively, and their fair values were $223.7 million and $38.8 million, respectively. On March 31, 2024, the carrying amounts of our notes receivable and non-recourse payables were $108.2 million and $36.2 million, respectively, and their fair values were $106.3 million and $36.1 million, respectively. Our notes receivable and non-recourse payables are substantially all related to discontinued operations. Please refer to Note4, “Discontinued Operations”.

FINANCING RECEIVABLES AND OPERATING LEASES
FINANCING RECEIVABLES AND OPERATING LEASES — Financing receivables and operating leases consist of the financing receivables from notes receivable and sales-type leases and the carrying value of assets that we are leasing to our customers on leases that are classified as operating leases. When we lease equipment under an operating lease, we recognize the underlying asset at cost and depreciate it on a straight-line bases over its estimated useful life. We estimate that the useful life for most IT equipment under lease is 4 years. Our financing receivables and operating leases are substantially all related to discontinued operations. Please refer to Note 4, “Discontinued Operations”.

FOREIGN CURRENCY MATTERS
FOREIGN CURRENCY MATTERS — Our functional currency is the US dollar. Our international subsidiaries typically use their local currency as their functional currency. We translate the assets and liabilities of our international subsidiaries into US dollars at the spot rate in effect at the applicable reporting date. We translate the revenues and expenses of our international subsidiaries into US dollars at the average exchange rates in effect during the applicable period. We report the resulting foreign currency translation adjustment as accumulated other comprehensive income (loss), which is reflected as a separate component of stockholders’ equity. We report all foreign currency transaction gains or losses in other income (expense), net on our consolidated statement of operations. For the years ended March 31, 2025, 2024, and 2023, we recognized losses of $1.2 million, $0.1 million, and $5.4 million, respectively, due to foreign currency transactions.

GOODWILL
GOODWILL — We test goodwill for impairment on an annual basis, as of October 1, and between annual tests if an event occurs, or circumstances change, that would more likely than not reduce the fair value of a reporting unit below its carrying amount.
In a qualitative assessment, we assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount, including goodwill. If, after assessing the totality of events or circumstances, we determine that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the quantitative goodwill impairment test is unnecessary.
If, after assessing the totality of events or circumstances, we determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then we perform the quantitative goodwill impairment test. We may also elect the unconditional option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the quantitative goodwill impairment test.
In the quantitative impairment test, we compare the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. Conversely, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

IMPLEMENTATION COSTS OF A HOSTING ARRANGEMENT
IMPLEMENTATION COSTS OF A HOSTING ARRANGEMENT- We capitalize implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. We classify these capitalized costs in the same balance sheet line item as the amounts prepaid for the related hosting arrangement and we present the amortization of these capitalized costs in the same income statement line item as the service fees for the related hosting arrangement. Our long-term prepaids are included in our consolidated balance sheets as part of property, equipment, and other assets—net. We amortize the capitalized implementation costs over the term of the hosting arrangement.

INCOME TAXES
INCOME TAXES — Deferred income taxes are accounted for in accordance with Codification Topic 740 Income Taxes (“Codification Topic 740”). Under this method, deferred income tax assets and liabilities are determined based on the temporary differences between the financial statement reporting and tax bases of assets and liabilities, using tax rates currently in effect. Future tax benefits, such as net operating loss carry-forwards, are recognized to the extent that realization of these benefits is considered to be more likely than not. We review our deferred tax assets at least annually and make necessary valuation adjustments.
In addition, we account for uncertain tax positions in accordance with Codification Topic 740. Specifically, the Topic prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The interpretation also provides guidance on the related de-recognition, classification, interest and penalties, accounting for interim periods, disclosure, and transition of uncertain tax positions. In accordance with our accounting policy, we recognize accrued interest and penalties related to unrecognized tax benefits as a component of tax expense.

INVENTORIES
INVENTORIES — Inventories are stated at the lower of cost and net realizable value. Cost is determined using a weighted average cost method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Our determination of the net realizable value for inventories is based on the terms of underlying purchase commitments from our customers, current economic conditions, and other relevant factors.

LESSEE ACCOUNTING
LESSEE ACCOUNTING — We lease office space for periods up to six years and lease warehouse space for periods of up to 10 years, and we have some lease options that can be exercised to extend beyond those lease term limits. At the lease commencement date, we recognize operating lease liabilities based on the present value of the future minimum lease payments. In determining the present value of future minimum lease payments, we use our incremental borrowing rate based on the information available at the commencement date. When the future minimum payments encompass non-lease components, we account for the lease and non-lease components as a single lease component. We elected not to recognize right-of-use assets and lease liabilities for leases with an initial term of 12 months or less. We recognize lease expense on a straight-line basis over the lease term beginning on the commencement date.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT — Property and equipment are stated at cost, net of accumulated depreciation and amortization. We recognize property and equipment obtained through a business combination at its fair market value as of the acquisition date. We compute depreciation and amortization using the straight-line method over the estimated useful lives of the related assets, which range from three to seven years. We typically depreciate internal use IT equipment over three years, perpetual software licenses over five years, and furniture and fixtures over five years.

RESIDUAL ASSETS
RESIDUAL ASSETS — Our estimate for the residual asset in a lease is the amount we expect to derive from the underlying asset following the end of the lease term. In a sales-type lease, we recognize the unguaranteed residual asset, measured on a discounted basis, upon lease commencement. In our subsequent accounting for the lease, we increase the unguaranteed residual asset using the effective interest method. We evaluate residual values for impairment on a quarterly basis. We recognize impairments as incurred. We do not recognize upward adjustments due to changes in estimates of residual values. Our residual assets are substantially all related to discontinued operations. Please refer to Note 4, “Discontinued Operations”.

REVENUE RECOGNITION
REVENUE RECOGNITION — We recognize most of our revenues from the sales of third-party products, third-party software, third-party maintenance, software support, and services, ePlus professional and managed services, and hosting ePlus proprietary software. We recognize revenue from these sales under the guidance in Codification Topic 606.
The core principle of Codification Topic 606 is that an entity should recognize revenue for the transfer of goods and services equal to an amount it expects to be entitled to receive for those goods and services. We account for a contract under Codification Topic 606 when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are established, the contract has commercial substance, and collectability of consideration is probable.
Revenues are reported net of sales refunds, including an estimate of future returns based on an evaluation of historical sales returns, current economic conditions, volume, and other relevant factors.
Our contracts with customers may include multiple promises that are distinct performance obligations. For such arrangements, we allocate the transaction price to each performance obligation based on its relative standalone selling price. We determine standalone selling prices using expected cost-plus margin.
We recognize revenue when (or as) we satisfy a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when (or as) the customer obtains control of that good or service. Depending on the nature of each performance obligation, this may be at a point in time or over time, as further described below.
We typically invoice our customers for third-party products upon shipment, unless our customers lease the equipment through our financing segment, in which case the arrangement is accounted for as a lease in accordance with Codification Topic 842, Leases (“Codification Topic 842”). We typically invoice our customers for third-party software upon delivery and third-party services at the point of sale, unless our customers finance these products through our financing segment, in which case we record a financing receivable based on the terms of the arrangement.
Product revenue
Sales of third-party products
We are the principal in sales of third-party products. As such, we recognize sales on a gross basis with the selling price to the customer recorded as sales and the acquisition cost of the product recognized as cost of sales. We recognize revenue from these sales at the point in time that control passes to the customer, which is typically upon delivery of the product to the customer.
In some instances, our customers may request that we bill them for a product but retain physical possession of the product until later delivery, commonly known as “bill-and-hold” arrangements. We have warehousing agreements with select customers wherein title to products ordered through the agreements transfers to our customer at the point we invoice the customer and after the product arrives at our warehouse. In these “bill-and-hold” arrangements, we recognize revenue when the customer has ordered the product through their warehousing agreement with us or signed a bill-and-hold agreement with us, the customer has legal title, the product is identified separately as belonging to the customer, and the product is ready for delivery to the customer.
We recognize sales of off-lease equipment within our financing segment when control passes to the customer, which is typically the date that title to the equipment is transferred per the sales agreement. Our sales of off-lease equipment are substantially all related to discontinued operations. Please refer to Note 4, “Discontinued Operations”.
Sales of third-party software
We are typically the principal in sales of third-party software. Sales are recognized on a gross basis with the selling price to the customer recorded as sales and the acquisition cost of the product recognized as cost of sales. We recognize revenue from these sales at the point in time that control passes to the customer, which is typically upon delivery of the software to the customer.
Sales of third-party maintenance, software support, services, and software that benefits the customer only in conjunction with accompanying support
We are the agent in sales of third-party maintenance, software support, and services as the third-party controls the service until it is transferred to the customer. Similarly, we are the agent in sales of third-party software and accompanying third-party support when the third-party software benefits the customer only in conjunction with the accompanying support. In these sales, we consider the third-party software and support as inputs to a single performance obligation. In all these sales where we are the agent, we recognize sales on a net basis at the point that our customer and vendor accept the terms and conditions of the arrangement.
Freight and sales tax
We present freight billed to our customers within sales and the related freight charged to us within cost of sales. We present sales tax collected from customers and remittances to governmental authorities on a net basis.
Financing revenue and other
We account for leases to customers in accordance with Codification Topic 842. We utilize a portfolio approach by grouping together many similar assets being leased to a single customer.
We classify our leases as either sales-type leases or operating leases. We classify leases as sales-type leases if any one of five criteria are met, each of which indicate that the lease transfers control of the underlying asset to the lessee. We classify our other leases as operating leases.
For sales-type leases, upon lease commencement, we recognize the present value of the lease payments, and the residual asset discounted using the rate implicit in the lease. When we are financing equipment provided by another dealer, we typically do not have any selling profit or loss arising from the lease. When we are the dealer of the equipment being leased, we typically recognize revenue in the amount of the lease receivable and cost of sales in the amount of the carrying value of the underlying asset minus the unguaranteed residual asset. After the commencement date, we recognize interest income as part of net sales using the effective interest method.
For operating leases, we recognize the underlying asset as an operating lease asset. We depreciate the asset on a straight-line basis to its estimated residual value over its estimated useful life. We recognize the lease payments over the lease term on a straight-line basis as part of net sales.
In all our leases, we recognize variable lease payments, primarily reimbursement for property taxes associated with the leased asset, as part of net sales in the period in which the changes in facts and circumstances on which the variable lease payments are based occur. We exclude from revenues and expenses any sales taxes reimbursed by the lessee.
We also finance third-party software and third-party services for our customers, which we classify as notes-receivable.
We recognize interest income on our notes-receivable using the effective interest method.
We account for transfers of contractual payments due under financing receivables, under Codification Topic 860 Transfers and Servicing (“Codification Topic 860”). When a transfer meets all the requirements for sale accounting, we derecognize the financial asset and record a net gain or loss that is included in net sales.
Our financing revenue is substantially all related to discontinued operations. Please refer to Note 4, “Discontinued Operations”.
Service revenue
Sales of ePlus professional services and managed services
Our professional services offerings include consulting, architecture, deployment, and configuration services, software adoption services, training services, assessments, logistics, and staffing. Our managed service offerings range from monitoring and notification to fully outsourced network management and service desk solutions. In all these arrangements, we satisfy our performance obligation and recognize revenue over time.
In arrangements for ePlus professional services, we provide services under both time and materials and fixed price contracts. When services are provided on a time and materials basis, we recognize sales at agreed-upon billing rates as services are performed. When services are provided on a fixed fee basis, we recognize sales over time in proportion to our progress toward complete satisfaction of the performance obligation. We utilize output and input methods to measure progress. Our input methods that we utilize include measuring costs incurred in proportion to total estimated costs, commonly referred to as the “cost-to-cost” method, and measuring service hours in proportion to total estimated service hours.
Our professional services offerings include projects where products and services are delivered together to satisfy one performance obligation. In these arrangements, we recognize the entire arrangement in professional services and include the cost of the products as part of cost of sales for professional services.
In arrangements for ePlus managed services, our arrangement is typically a single performance obligation comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). We typically recognize sales from these services on a straight-line basis over the period services are provided.

SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION — We account for share-based compensation in accordance with Codification Topic 718 Compensation—Stock Compensation. We account for forfeitures when they occur. We recognize compensation cost for awards of restricted stock with graded vesting on a straight-line basis over the requisite service period. We recognize compensation cost for our employee stock purchase plan on a straight-line basis over the offering period, which is six months. We measure the award on the grant date at fair value using the Black-Scholes option pricing model.

SOFTWARE DEVELOPMENT COSTS
SOFTWARE DEVELOPMENT COSTS — We capitalize costs for the development of internal use software under the Codification Topic 350-40 Intangibles—Goodwill and Other Intangibles, Subtopic Internal-Use Software. We did not have significant capitalized development costs for internal use software for either of the years ended March 31, 2025, or March 31, 2024.

TREASURY STOCK	TREASURY STOCK — We account for treasury stock under the cost method and include treasury stock as a component of stockholders’ equity in the accompanying consolidated balance sheets.
VENDOR CONSIDERATION
VENDOR CONSIDERATION — We receive payments and credits from vendors pursuant to volume incentive programs and shared marketing expense programs. Many of these programs extend over one or more quarters’ sales activities. Different programs have different vendor/program specific milestones to achieve. Amounts due from vendors as of March 31, 2025, and 2024 were $15.5 million and $28.1 million, respectively, which were included within accounts receivable-other, net in the accompanying balance sheets.
We recognize rebates pursuant to volume incentive programs as a reduction of costs to purchase the vendor’s products based on a systematic and rational allocation of the cash consideration offered to the underlying transactions that result in our progress toward earning the rebate provided the amounts are probable and can be reasonably estimated. When a rebate is not probable or not reasonably estimable, we recognized the rebate as the milestones are achieved or as cash is received.
We recognize rebates pursuant to shared marketing expense programs as a reduction of the related selling and administrative expenses in the period the program occurs when the consideration represents a reimbursement of specific, incremental, identifiable costs. We recognize consideration that exceeds the specific, incremental, identifiable costs as a reduction of costs to purchase the vendor’s products.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS
RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. We adopted this update in our annual period ending March 31, 2025 with comparative periods updated to reflect additional disclosures. This standard did not have a material effect on our consolidated financial statements or disclosures. See Note 18, “Segment Reporting” for our inclusion of the new disclosures.
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. This update is effective for annual periods beginning in our fiscal year ending March 31, 2026. Early adoption is permitted. We are currently evaluating the impact that this update will have on our financial statement disclosures.
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The standard requires public business entities to disclose detailed information about specific types of expenses that are relevant to certain line items on the income statement. This update is effective for annual periods beginning in our fiscal year ending March 31, 2028 and interim periods beginning in the first quarter of our fiscal year ending March 31, 2029. Early adoption is permitted. We are currently evaluating the impact that this update will have on our financial statement disclosures.